PROVISIONS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total	$ 117,889	$ 100,048	$ 75,924
Employee Benefits And Staff Salaries [Member]
Disclosure of defined benefit plans [line items]
Total	90,559	89,295
Mandatory Dividends [Member]
Disclosure of defined benefit plans [line items]
Total	17,234	1,029	52,168
Contingencies [Member]
Disclosure of defined benefit plans [line items]
Total	$ 10,096	$ 9,724	$ 59